DERIVATIVE LIABILITIES (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Oct. 25, 2023	May 22, 2020	Jan. 09, 2020	Dec. 19, 2019	Oct. 31, 2019	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Issuance of preferred shares											$ 1,900,000			$ 100,000
Debt conversion, converted instrument, amount	$ 250,000												$ 2,355,318
Derivative Financial Instruments, Liabilities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Redeemed and derivative liabilities						$ 469,116	$ 65,062	$ 296,032	$ 225,919
Preferred Stock [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Preferred stock, shares issued													1	1
Stock redeemed or called during period, value						496,800	69,852	328,904	230,000
Investment company, dividend distribution						$ 27,684	$ 4,790	$ 32,872	4,081
Convertible preferred stock converted to other securities									715,000
Deposit liabilities, accrued interest									1,076,513
Common Stock [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Issuance of common shares for private placement, shares											57,743			69,252
Stock redeemed or called during period, value									1,226,406
Investment company, dividend distribution									$ 149,893
Preferred stock, convertible, shares issuable									288,756
Promissory Notes [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Conversion of stock, shares issued					1,830
Proceeds from notes payable					$ 1,830,000
Series A Preferred Stock [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Preferred stock, shares issued		215	7,830	7,830							6,304		6,304	7,200
Issuance of common shares for private placement, shares			6,000	6,000						100				288,756
Issuance of preferred shares		$ 100,000		$ 6,000,000						$ 100,000				$ 100,000
Debt conversion, converted instrument, amount		100,000
Interest payable		$ 15,000
Debt conversion, converted instrument, shares issued		115
Stock issued during period, shares, acquisitions		100